Consolidated Statements of Capital Deficit (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
Beginning Balance	$ (7,186,172)	$ (2,503,825)	$ (2,503,825)	$ (1,041,065)
Balance (in Shares)	76,019,706	68,301,991	68,301,991
Shares issued pursuant to the exercise of stock options	9,185
Shares issued as a debt discount	16,777		184,540	146,952
Shares issuable as a debt discount	12,000		79,223
Transfer of value on exercise of stock options
Share-based payments			125,575
Shares issued to settle accounts payable and accrued liabilities			266,743	185,769
Shares issued to settle convertible notes				362,762
Shares issued pursuant to mineral property agreement				176,676
Shares issued pursuant to private placement of units			409,505
Less: issue costs - cash			(24,214)
Less: issue costs - finder's warrants			(23,391)
Shares issued to settle loans payable			365,353
Net Income (Loss)	(52,904)	1,269,656	6,065,681	2,334,919
Ending Balance	(7,086,933)		(7,186,172)	(2,503,825)
Balance (in Shares)	76,531,899		76,019,706	68,301,991
Common Stock
Beginning Balance	15,935,039	14,756,503	14,756,503	13,884,344
Balance (in Shares)	76,019,706	68,301,991	68,301,991	60,685,576
Shares issued pursuant to the exercise of stock options	9,185
Shares issued pursuant to the exercise of stock options (shares)	100,000
Shares issued as a debt discount	96,000		184,540	146,952
Shares issued as a debt discount (shares)	412,193		1,339,262	800,000
Shares issuable as a debt discount
Transfer of value on exercise of stock options
Share-based payments
Shares issued to settle accounts payable and accrued liabilities			266,743	185,769
Shares issued to settle accounts payable and accrued liabilities (shares)			1,001,112	1,806,050
Shares issued to settle convertible notes				362,762
Shares issued to settle convertible notes (shares)				3,710,365
Shares issued pursuant to mineral property agreement				176,676
Shares issued pursuant to mineral property agreement (shares)				1,300,000
Shares issued pursuant to private placement of units			409,505
Shares issued pursuant to private placement of units (shares)			3,100,000
Less: issue costs - cash			(24,214)
Less: issue costs - finder's warrants			(23,391)
Shares issued to settle loans payable			365,353
Shares issued to settle loans payable (shares)			2,277,341
Net Income (Loss)
Ending Balance	16,047,795		15,935,039	14,756,503
Balance (in Shares)	76,531,899		76,019,706	68,301,991
Commitment to Issue Shares
Beginning Balance	79,223
Shares issued pursuant to the exercise of stock options
Shares issued as a debt discount	(79,223)
Shares issuable as a debt discount	12,000		79,223
Transfer of value on exercise of stock options	7,571
Share-based payments
Shares issued to settle accounts payable and accrued liabilities
Shares issued to settle convertible notes
Shares issued pursuant to mineral property agreement
Shares issued pursuant to private placement of units
Less: issue costs - cash
Less: issue costs - finder's warrants
Shares issued to settle loans payable
Net Income (Loss)
Ending Balance	12,000		79,223
Additional Paid-In Capital
Beginning Balance	1,548,395	1,422,820	1,422,820	1,422,820
Shares issued pursuant to the exercise of stock options
Shares issued as a debt discount
Shares issuable as a debt discount
Transfer of value on exercise of stock options
Share-based payments	8,373		125,575
Shares issued to settle accounts payable and accrued liabilities
Shares issued to settle convertible notes
Shares issued pursuant to mineral property agreement
Shares issued pursuant to private placement of units
Less: issue costs - cash
Less: issue costs - finder's warrants
Shares issued to settle loans payable
Net Income (Loss)
Ending Balance	1,549,197		1,548,395	1,422,820
Accumulated Deficit
Beginning Balance	(24,748,829)	(18,683,148)	(18,683,148)	(16,348,229)
Shares issued pursuant to the exercise of stock options
Shares issued as a debt discount
Shares issuable as a debt discount
Transfer of value on exercise of stock options	(7,571)
Share-based payments
Shares issued to settle accounts payable and accrued liabilities
Shares issued to settle convertible notes
Shares issued pursuant to mineral property agreement
Shares issued pursuant to private placement of units
Less: issue costs - cash
Less: issue costs - finder's warrants
Shares issued to settle loans payable
Net Income (Loss)	52,904		(6,065,681)	(2,334,919)
Ending Balance	$ (24,695,925)		$ (24,748,829)	$ (18,683,148)